Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Analysis of Financial Assets and Liabilities

An analysis of the Group’s financial assets and liabilities by accounting classification is set out below:

	Derivatives in designated hedge relationships	Held for trading	Loans & receivables	Available for sale	Amortised cost	Carrying value
	£m	£m	£m	£m	£m	£m
2017
Other investments	–	–	–	1,153.5	–	1,153.5
Cash and short-term deposits	–	–	2,391.4	–	–	2,391.4
Bank overdrafts, bonds and bank loans	–	–	–	–	(624.1)	(624.1)
Bonds and bank loans	–	–	–	–	(6,250.4)	(6,250.4)
Trade and other receivables: amounts falling due within one year	–	–	8,328.4	–	–	8,328.4
Trade and other receivables: amounts falling due after more than one year	–	–	61.7	–	–	61.7
Trade and other payables: amounts falling due within one year	–	–	–	–	(9,970.5)	(9,970.5)
Trade and other payables: amounts falling due after more than one year	–	–	–	–	(8.5)	(8.5)
Derivative assets	2.1	1.0	–	–	–	3.1
Derivative liabilities	(3.3)	(3.5)	–	–	–	(6.8)
Payments due to vendors (earnout agreements) (note 19)	–	(630.7)	–	–	–	(630.7)
Liabilities in respect of put options	–	(258.1)	–	–	–	(258.1)
	(1.2)	(891.3)	10,781.5	1,153.5	(16,853.5)	(5,811.0)

	Derivatives in designated hedge relationships	Held for trading	Loans & receivables	Available for sale	Amortised cost	Carrying value
	£m	£m	£m	£m	£m	£m
2016
Other investments	–	–	–	1,310.3	–	1,310.3
Cash and short-term deposits	–	–	2,436.9	–	–	2,436.9
Bank overdrafts, bonds and bank loans	–	–	–	–	(1,002.5)	(1,002.5)
Bonds and bank loans	–	–	–	–	(5,564.9)	(5,564.9)
Trade and other receivables: amounts falling due within one year	–	–	8,468.8	–	–	8,468.8
Trade and other receivables: amounts falling due after more than one year	–	–	89.9	–	–	89.9
Trade and other payables: amounts falling due within one year	–	–	–	–	(10,398.9)	(10,398.9)
Trade and other payables: amounts falling due after more than one year	–	–	–	–	(8.4)	(8.4)
Derivative assets	20.0	3.0	–	–	–	23.0
Derivative liabilities	(3.0)	(2.9)	–	–	–	(5.9)
Payments due to vendors (earnout agreements) (note 19)	–	(976.5)	–	–	–	(976.5)
Liabilities in respect of put options	–	(297.0)	–	–	–	(297.0)
	17.0	(1,273.4)	10,995.6	1,310.3	(16,974.7)	(5,925.2)

Analysis of Financial Instruments Measured at Fair Value

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1 £m	Level 2 £m	Level 3 £m
2017
Derivatives in designated hedge relationships
Derivative assets	–	2.1	–
Derivative liabilities	–	(3.3)	–
Held for trading
Derivative assets	–	1.0	–
Derivative liabilities	–	(3.5)	–
Payments due to vendors (earnout agreements) (note 19)	–	–	(630.7)
Liabilities in respect of put options	–	–	(258.1)
Available for sale
Other investments	333.2	–	820.3

	Level 1 £m	Level 2 £m	Level 3 £m
2016
Derivatives in designated hedge relationships
Derivative assets	–	20.0	–
Derivative liabilities	–	(3.0)	–
Held for trading
Derivative assets	–	3.0	–
Derivative liabilities	–	(2.9)	–
Payments due to vendors (earnout agreements) (note 19)	–	–	(976.5)
Liabilities in respect of put options	–	–	(297.0)
Available for sale
Other investments	429.3	–	881.0

Reconciliation of level 3 fair value measurements[1]:

	Liabilities in respect of put options £m	Other investments £m
1 January 2016	(234.4)	847.3
Losses recognised in the income statement	(17.2)	(1.6)
Losses recognised in other comprehensive income	–	(105.6)
Exchange adjustments	(47.4)	112.9
Additions	(42.9)	105.7
Disposals	–	(3.4)
Reclassifications from other investments to interests in associates	–	(74.3)
Settlements	44.9	–
31 December 2016	(297.0)	881.0
Gains/(losses) recognised in the income statement	52.5	(13.8)
Gains recognised in other comprehensive income	–	15.1
Exchange adjustments	7.5	(70.9)
Additions	(40.5)	67.7
Disposals	–	(1.7)
Cancellations	2.9	–
Reclassifications from other investments to interests in associates	–	(57.1)
Settlements	16.5	–
31 December 2017	(258.1)	820.3

Note

[1]	The reconciliation of payments due to vendors (earnout agreements) is presented in note 19.